Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended	60 Months Ended	91 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000186128
Average Annual Return [Line Items]
Average Annual Return, Percent		9.24%	5.77%	6.38%
Without Sales Load [Member] | C000247283
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.09%	4.88%	5.55%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%